NOTE 3 - ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2018
Notes
NOTE 3 - ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:	As of June 30,
	2018	2017
Trade accounts receivable	$5,681,513	$4,045,363
Less: allowance for doubtful accounts	(40,012)	(44,207)
Accounts receivable, net	$5,641,501	$4,001,156

For the years ended December 31, 2018, 2017 and 2016, the Company recorded a bad debt recovery of $5,356 and bad debt provision of $43,987 and $Nil, respectively.

Approximately 65% of the accounts receivable balances, equivalent to approximately $3.6 million (RMB 23.8 million) as of June 30, 2018 have been collected by September 30, 2018.